Long –Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long - term Debt

Facility	2020	2019
Term Bank Loans	1,509,794	1,544,551
Less loan costs, net	(9,437)	(10,255)
Total long-term debt	1,500,357	1,534,296
Less current portion of debt	(235,082)	(238,351)
Add deferred finance costs, current portion	2,654	2,838

Total long-term portion, net of current portion and deferred finance costs	1,267,929	1,298,783

Long-term Debt - Weighted-average interest rates

Year ended December 31, 2020	2.88%
Year ended December 31, 2019	4.41%
Year ended December 31, 2018	4.21%

Long-term debt - Schedule of debt

Loan	Origination Date	Original Amount	Balance at January 1, 2020	New Loans	Prepaid	Repaid	Balance at December 31, 2020
12-year term loan	2009	40,000	16,250	—	13,750	2,500	—
8-year term loan	2011	73,600	67,266	—	—	6,406	60,860
6-year term loan	2014	193,239	33,394	—	—	2,473	30,921
6-year term loan	2014	78,744	68,256	—	65,921	2,335	—
8-year term loan	2014	39,954	34,960	3,789	—	1,249	37,500
5-year term loan	2015	35,190	29,325	—	—	1,955	27,370
7-year term loan	2015	35,190	28,592	—	—	2,199	26,393
7-year term loan	2015	39,900	25,391	—	—	3,627	21,764
5-year term loan	2015	82,775	46,561	—	37,922	8,639	—
6-year term loan	2015	46,217	27,729	—	23,109	4,620	—
7-year term loan	2015	44,800	33,600	—	—	3,200	30,400
12-year term loan	2016	309,824	230,932	—	—	21,502	209,430
71/2-year term loan	2017	85,000	73,667	—	—	5,667	68,000
4-year term loan	2017	122,500	76,720	—	71,964	4,756	—
6-year term loan	2018	80,000	68,765	—	—	7,490	61,275
5-year term loan	2018	180,000	127,892	—	—	23,122	104,770
5-year term loan	2018	44,000	39,300	—	10,217	4,700	24,383
5-year term loan	2018	48,650	42,569	—	—	6,081	36,488
8-year term loan	2018	82,752	56,892	25,860	—	3,448	79,304
5-year term loan	2018	62,500	59,500	—	—	6,000	53,500
6-year term loan	2019	88,150	69,520	—	—	8,716	60,804
5-year term loan	2019	38,250	35,063	2,438	—	6,819	30,682
4-year term loan	2019	26,000	26,000	—	—	5,200	20,800
7-year term loan	2019	56,352	6,979	49,373	—	—	56,352
4.5-year term loan	2019	54,387	6,733	47,458	—	—	54,191
7-year term loan	2019	72,000	72,000	—	—	4,800	67,200
5-year term loan	2019	71,036	69,695	—	—	5,082	64,613
5-year term loan	2019	36,000	36,000	—	—	2,400	33,600
5-year term loan	2019	35,000	35,000	—	—	3,182	31,818
5-year term loan	2020	16,800	—	16,380	—	1,365	15,015
2-year term loan	2020	27,750	—	13,875	—	—	13,875
5-year term loan	2020	70,000	—	67,305	—	—	67,305
5-year term loan	2020	40,000	—	39,800	—	1,244	38,556
6-year term loan	2020	37,500	—	37,125	—	—	37,125
5-year term loan	2020	47,000	—	45,500	—	—	45,500

Total			1,544,551	348,903	222,883	160,777	1,509,794

Long-term debt - Debt principal payments

Year	Amount
2021	235,082
2022	175,061
2023	262,174
2024	295,271
2025	210,743
2026 and thereafter	331,463

Total	1,509,794